TAXATION - Enterprise income tax ("EIT") (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended					24 Months Ended
	Jan. 31, 2019	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022
Tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%
Loss before income taxes			$ (956,446)	¥ (6,240,791)	¥ (3,159,120)	¥ (1,619,152)
Hong Kong
payments of dividends by the Company		$ 0
Hong Kong | First 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)		8.25%	8.25%	8.25%
Profit to qualify for tax rate		$ 2,000
Hong Kong | Above 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)		16.50%	16.50%	16.50%
Profit to qualify for tax rate		$ 2,000
Non-PRC
Loss before income taxes			$ (450,207)	¥ (2,937,591)	750	2,348
PRC
Tax rate (as a percent)		25.00%	25.00%	25.00%
Preferential corporate income tax rate	20
Withholding tax rate (as a percent)		10.00%	10.00%	10.00%
Loss before income taxes			$ (506,239)	¥ (3,303,200)	¥ (3,159,870)	¥ (1,621,500)
PRC | Maximum
Exemption range in taxable profits	75.00%
Change in exemption range							87.5
PRC | Minimum
Exemption range in taxable profits	50.00%
Change in exemption range							50
Cayman Islands
payments of dividends by the Company			0
British Virgin Islands
payments of dividends by the Company			$ 0